Label	Element	Value
Cullen Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Cullen Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Cullen Value Fund (the “Value Fund” or the “Fund”) seeks long-term capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Value Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Oct. 31, 2020
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Value Fund pays transaction costs, such as commissions, when it buys and sells securities (“portfolio turnover”). A higher portfolio turnover rate will result in higher transaction costs and may result in higher taxes when Value Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Value Fund’s performance. During the most recent fiscal year, the Value Fund’s portfolio turnover rate was 5% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	5.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses in the table above may not correlate to the ratio of expenses to average net assets as reported in the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Value Fund and does not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Value Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Value Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes your investment has a 5% return each year and that the Value Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Value Fund invests, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in common stocks of companies across all market capitalizations.

The Value Fund invests roughly the same amount in each stock in the portfolio at the time of original purchase, although the portfolio is not systematically rebalanced. This approach avoids the overweighting of any individual security being purchased. The Adviser may sell portfolio stocks when they are no longer attractive based on their growth potential, dividend yield or price.

The Value Fund may invest up to 30% of its assets in foreign securities, including up to 10% of its assets in securities of emerging market issuers. These investments are generally made in American Depositary Receipts (“ADRs”), which are depositary receipts for foreign securities denominated in U.S. dollars and traded on U.S. securities markets or available through a U.S. broker or dealer. ADRs may be purchased through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts.

The Value Fund generally invests substantially all of its assets in common stocks and ADRs but may invest in other equity securities, which can include convertible debt, exchange-traded funds (ETFs) that invest primarily in equity securities, warrants, rights, equity interests in real estate investment trusts (REITs), equity interests in master limited partnerships (MLPs), and preferred stocks.

As part of its strategy, the Value Fund, in order to generate additional income, will selectively write covered call options when it is deemed to be in the Fund’s best interest. A call option is a short-term contract entitling the purchaser, in return for a premium paid, the right to buy the underlying equity security at a specified price upon exercise of the option at any time prior to its expiration. Writing a covered call option allows the Value Fund to receive a premium. A call option gives the holder the right, but not the obligation, to buy the underlying equity stock from the writer of the option at a given price during a specific period.

The Value Fund will not engage in derivatives except to the extent that the writing of covered call options is deemed to involve derivatives.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Value Fund invests, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in common stocks of companies across all market capitalizations.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Like all investments, investing in the Value Fund involves risks, including the risk that you may lose part or all of the money you invest.

General Stock Risks. The Value Fund may experience sudden, unpredictable declines in value, as well as periods of poor performance through its investments in the stock market. Periods of poor performance and declines in value of the Value Fund’s underlying equity investments can be caused, and also be further prolonged, by other factors confronting the global economy such as declining consumer and business confidence, malfunctioning credit markets, increased unemployment, reduced levels of capital expenditure, fluctuating commodity prices, bankruptcies, and other circumstances, all of which can individually and collectively have direct effects on the valuation and/or earnings power of the companies in which the Value Fund invests. Stock markets worldwide have experienced significant volatility in recent periods as a result of market participants reacting to economic data and market indicators that have contradicted previous assumptions and estimates. At times, these reactions have created scenarios where investors and traders have redeemed their investments/holdings en masse, thereby creating additional and often significant downward price pressure than might be experienced in less volatile periods. Market participants’ views on the valuation and/or earnings power of a company and the overall state of the economy can cause similar significant short-term and long-term volatility in the value of the Value Fund’s shares. As a result, you could lose money investing in the Value Fund.

Market Disruptions Risk; Sovereign Debt Crises Risks. The global financial markets have in recent years undergone pervasive and fundamental disruptions.  This global market turmoil has led to increased market volatility. Consumer and business confidence remains fragile and subject to possible reversal for a variety of reasons, including high and growing debt levels by many consumers, business institutions and governments in the United States, certain countries in Europe and elsewhere around the world, and continued weakness in global job markets.  The securities of the United States, as well as several countries across Europe and Asia, have in recent years been, or are at risk of being, downgraded, and sovereign debt crises have persisted in certain countries in those regions.  These events and circumstances could result in further market disruptions that could adversely affect financial markets on a global basis.

Small-Capitalization Companies Risks. The Value Fund invests in the stocks of small-capitalization companies. Small-capitalization companies often have narrower markets and limited managerial and financial resources compared to those of larger, more established companies. As a result, their performance can be more volatile, and they face greater risk of business reversals, which could increase the volatility of the Value Fund’s portfolio. Further, due to thin trading in some such companies, an investment may be more illiquid (i.e. harder to sell) than that of larger capitalization stocks.

Medium-Capitalization Companies Risk. The Value Fund may invest in the stocks of medium-capitalization companies. Medium-capitalization companies often have narrower markets and limited managerial and financial resources compared to those of larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business reversals, which could increase the volatility of the Value Fund’s portfolio.

Large-Capitalization Companies Risk. The Value Fund may invest in the stocks of large-capitalization companies. Securities issued by large-capitalization companies tend to be less volatile than securities issued by smaller companies. However, larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods, and may be unable to respond as quickly to competitive challenges.

Value Style Investing Risk. Different types of equity investment strategies tend to shift in and out of favor depending on market and economic conditions, and the performance resulting from the Value Fund’s “value” investment style may sometimes be lower than that of equity funds following other styles of investment.

Foreign Securities Risk. Foreign investments involve additional risks, which include currency exchange-rate fluctuations, political and economic instability, differences in financial reporting standards, and less-strict regulation of securities markets. More specific risks include:

•	future political and economic developments,

•	the imposition of foreign withholding taxes on dividend and interest income payable on the securities,

•	the possible establishment of exchange controls,

•	the possible seizure or nationalization of foreign investments, and

•	the adoption of other foreign governmental restrictions which might adversely affect the payment of amounts due with respect to such securities.

You may lose money by investing in the Value Fund if any of the following occur:

•	foreign stock markets decline in value,

•	the Value Fund has difficulty selling smaller capitalization or emerging market stocks during a market due to lower liquidity,

•	the value of a foreign currency declines relative to the U.S. dollar, or

•	political, social or economic instability in a foreign country causes the value of the Value Fund’s investments to decline.

All of the risks of investing in foreign securities are heightened by investing in emerging markets. Emerging markets have been more volatile than the markets of developed countries with more mature economies. ADRs are subject to the risks of foreign investments and may not always track the price of the underlying foreign security. Even when denominated in U.S. currency, the depositary receipts are subject to currency risk if the underlying security is denominated in a foreign currency.

Market Disruptions Risk; Sovereign Debt Crises Risks. The global financial markets have in recent years undergone pervasive and fundamental disruptions.  This global market turmoil has led to increased market volatility. Consumer and business confidence remains fragile and subject to possible reversal for a variety of reasons, including high and growing debt levels by many consumers, business institutions and governments in the United States, certain countries in Europe and elsewhere around the world, and continued weakness in global job markets.  The securities of the United States, as well as several countries across Europe and Asia, have in recent years been, or are at risk of being, downgraded, and sovereign debt crises have persisted in certain countries in those regions.  These events and circumstances could result in further market disruptions that could adversely affect financial markets on a global basis.

Government Intervention Risk.  The global financial markets have in the past few years gone through pervasive and fundamental disruptions which have led to extensive and unprecedented governmental intervention.  Such intervention has in certain cases been implemented on an “emergency” basis, suddenly and substantially eliminating market participants’ ability to continue to implement certain strategies or manage the risk of their outstanding positions.  In addition, these interventions have typically been unclear in scope and application, resulting in confusion and uncertainty which in itself has been materially detrimental to the efficient functioning of the markets as well as previously successful investment strategies.

Derivative contracts, including, without limitation, swaps, currency forwards and non-deliverable forwards, are subject to regulation under the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”). Under the Dodd-Frank Act, certain derivatives are subject to margin requirements. Implementation of regulations under the Dodd-Frank Act regarding clearing, mandatory trading and margining of swaps and other derivatives may increase the costs to the Funds of trading in these instruments and, as a result, may affect returns to investors in the Fund. The SEC is considering a new rule to regulate the use of derivatives by registered investment companies. If the rule goes into effect, it could limit the ability of the Fund to invest or remain invested in covered call options, to the extent that covered call options are deemed to involve derivatives.

Risk Lose Money [Text]	rr_RiskLoseMoney	Like all investments, investing in the Value Fund involves risks, including the risk that you may lose part or all of the money you invest.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart shows the total return of the Value Fund from year to year (on a calendar year-to-date basis), and the table shows the Value Fund’s average annual total return over time compared with a broad-based market index. Both the bar chart and the table assume that all dividends and distributions are reinvested in the Value Fund and, by comparing the Fund’s performance with a broad measure of market performance, give some indication of the risks of an investment in the Fund. The Value Fund’s past performance, before and after taxes, is not necessarily an indication of how the Value Fund will perform in the future.

Updated performance information is available at www.cullenfunds.com or by calling 1-877-485-8586.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the total return of the Value Fund from year to year (on a calendar year-to-date basis), and the table shows the Value Fund's average annual total return over time compared with a broad-based market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-485-8586
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.cullenfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Value Fund's past performance, before and after taxes, is not necessarily an indication of how the Value Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Return as of December 31, 2018
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Value Fund’s 2019 year-to-date total return through September 30, 2019 was 14.56%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)
	Return	Quarter/Year
Highest Return	9.55%	Q4/2013
Lowest Return	-9.73%	Q4/2018

Year to Date Return, Label	rr_YearToDateReturnLabel	The Value Fund’s 2019 year-to-date total return through September 30, 2019 was
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2019
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	14.56%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.55%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.73%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2018
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Retail Class shares only. After-tax returns for Class C and Class I shares will differ.
Cullen Value Fund | S&P 500® Total Return Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.38%)
5 Years	rr_AverageAnnualReturnYear05	8.49%
Since Inception	rr_AverageAnnualReturnSinceInception	11.86%	[1]
Cullen Value Fund | Retail Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)	[2]
Management Fee	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.93%	[3]
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.18%	[4]
Less Expense Reduction/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.18%)	[5]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 102
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	568	[6]
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,061	[6]
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,417	[6]
Annual Return 2013	rr_AnnualReturn2013	30.94%
Annual Return 2014	rr_AnnualReturn2014	8.29%
Annual Return 2015	rr_AnnualReturn2015	(1.62%)
Annual Return 2016	rr_AnnualReturn2016	13.89%
Annual Return 2017	rr_AnnualReturn2017	17.61%
Annual Return 2018	rr_AnnualReturn2018	(5.17%)
1 Year	rr_AverageAnnualReturnYear01	(5.17%)
5 Years	rr_AverageAnnualReturnYear05	6.24%
Since Inception	rr_AverageAnnualReturnSinceInception	9.49%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 01, 2012
Cullen Value Fund | Retail Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.48%)	[7]
5 Years	rr_AverageAnnualReturnYear05	5.41%	[7]
Since Inception	rr_AverageAnnualReturnSinceInception	8.68%	[7]
Cullen Value Fund | Retail Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.83%)
5 Years	rr_AverageAnnualReturnYear05	4.84%
Since Inception	rr_AverageAnnualReturnSinceInception	7.51%	[1]
Cullen Value Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)	[2]
Management Fee	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.94%	[3]
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.94%	[4]
Less Expense Reduction/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.19%)	[5]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.75%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 178
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	797	[6]
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,442	[6]
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,172	[6]
1 Year	rr_AverageAnnualReturnYear01	(5.79%)
5 Years	rr_AverageAnnualReturnYear05	5.44%
Since Inception	rr_AverageAnnualReturnSinceInception	8.68%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 01, 2012
Cullen Value Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)	[2]
Management Fee	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.93%	[3]
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.93%	[4]
Less Expense Reduction/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.18%)	[5]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.75%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 77
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	491	[6]
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	932	[6]
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,155	[6]
1 Year	rr_AverageAnnualReturnYear01	(4.88%)
5 Years	rr_AverageAnnualReturnYear05	6.50%
Since Inception	rr_AverageAnnualReturnSinceInception	9.77%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 01, 2012

[1]	The Value Fund commenced operations on September 1, 2012. The returns for the index have been calculated since the inception date of each class.
[2]	You will be charged a 2% redemption fee if you redeem or exchange shares of the Value Fund within seven (7) days of purchase. The redemption fee is payable to the Value Fund and is intended to benefit the remaining shareholders by reducing the cost of short term trading. The Value Fund's Transfer Agent charges a $15 wire redemption fee to shareholders who elect to redeem by wire transfer.
[3]	Other expenses, which include custodian, transfer agency, shareholder servicing plan fees and other customary fund expenses, are based on actual amounts from the Value Fund's statement of operations for its most recently completed fiscal year.
[4]	The Total Annual Fund Operating Expenses in the table above may not correlate to the ratio of expenses to average net assets as reported in the "Financial Highlights" section of the Prospectus, which reflects the operating expenses of the Value Fund and does not include Acquired Fund Fees and Expenses.
[5]	Cullen Capital Management LLC (the "Adviser") has contractually agreed to limit the Net Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses, interest, taxes, and extraordinary expenses) to not more than 1.00% for Retail Class shares, 1.75% for Class C shares and 0.75% for Class I shares of the Value Fund, through October 31, 2020 (the "Termination Date"). The Adviser may, due to a recapture provision of the written fee waiver and expense reimbursement agreement (the "Agreement"), recapture any expenses or fees it has reduced or reimbursed within a three-year period from the date of reimbursement, provided that recapture does not cause the Value Fund to exceed existing expense limitations. The Agreement to limit the Net Annual Operating Expenses may not be terminated by either the Value Fund or the Adviser prior to the Termination Date.
[6]	The Expense Example amounts assume that the expense limitation and reimbursement agreement remains in effect only through October 31, 2020. Thus, the 3 year, 5 year, and 10 year examples reflect expense limitation and reimbursement only for the first year.
[7]	After-tax returns are shown for Retail Class shares only. After-tax returns for Class C and Class I shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts ("IRAs").